Income Tax - Summary of Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current taxes	€ (13,814)	€ (11,421)		€ (9,170)
Deferred taxes	(1,025)	(5,029)		(8,755)
Total income tax expense	€ (14,839)	€ (16,450)	[1]	€ (17,925)	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.